Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Goodwill

Changes in goodwill by reportable segment for fiscal 2009, 2010 and 2011 are as follows:

In fiscal 2011, in line with a change of management classification, the Company changed certain segment classifications. Due to the changes, the reclassified figures are shown for fiscal 2009 and 2010.

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment Banking	Retail	Overseas	Total
Balance at March 31, 2008
Goodwill	¥3,046	¥282	¥17,845	¥9,977	¥4,452	¥48,494	¥84,096
Accumulated impairment losses	(656)	0	0	(970)	0	(274)	(1,900)

	2,390	282	17,845	9,007	4,452	48,220	82,196
Acquired	39	0	5,298	20	0	0	5,357
Impairment	0	0	0	(1,979)	0	0	(1,979)
Other (net)*	(1,926)	0	(3,913)	(1,143)	0	(1,348)	(8,330)

Balance at March 31, 2009
Goodwill	1,159	282	19,230	8,839	4,452	46,872	80,834
Accumulated impairment losses	(656)	0	0	(2,934)	0	0	(3,590)

	503	282	19,230	5,905	4,452	46,872	77,244
Acquired	173	0	1,473	140	0	0	1,786
Impairment	(295)	0	0	(2,393)	0	0	(2,688)
Other (net)*	0	0	(2,167)	(912)	0	(2,189)	(5,268)

Balance at March 31, 2010
Goodwill	1,332	282	18,536	7,199	4,452	44,683	76,484
Accumulated impairment losses	(951)	0	0	(4,459)	0	0	(5,410)

	381	282	18,536	2,740	4,452	44,683	71,074
Acquired	0	0	148	0	0	29,099	29,247
Impairment	(173)	0	0	0	0	0	(173)
Other (net)*	0	0	363	(1,334)	0	(4,387)	(5,358)

Balance at March 31, 2011
Goodwill	677	282	19,047	3,544	4,452	69,395	97,397
Accumulated impairment losses	(469)	0	0	(2,138)	0	0	(2,607)

	¥208	¥282	¥19,047	¥1,406	¥4,452	¥69,395	¥94,790

	Millions of U.S. dollars
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment Banking	Retail	Overseas	Total
Balance at March 31, 2010
Goodwill	$16	$3	$223	$87	$54	$537	$920
Accumulated impairment losses	(11)	0	0	(54)	0	0	(65)

	5	3	223	33	54	537	855
Acquired	0	0	2	0	0	350	352
Impairment	(2)	0	0	0	0	0	(2)
Other (net)*	0	0	4	(16)	0	(53)	(65)

Balance at March 31, 2011
Goodwill	9	3	229	43	54	834	1,172
Accumulated impairment losses	(6)	0	0	(26)	0	0	(32)

	$3	$3	$229	$17	$54	$834	$1,140

*	Other includes foreign currency translation adjustments and certain other reclassifications.

Intangible Assets Disclosure

Other intangible assets at March 31, 2010 and 2011 consist of the following:

	Millions of yen		Millions of U.S. dollars
	2010	2011	2011
Intangible assets not subject to amortization:
Trade name	¥18,411	¥18,175	$218
Others	654	463	6

	19,065	18,638	224

Intangible assets subject to amortization:
Software	56,360	58,654	705
Others	9,543	15,601	188

	65,903	74,255	893
Accumulated amortization	(43,586)	(43,737)	(526)

Net	22,317	30,518	367

	¥41,382	¥49,156	$591